ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
NOTE 8 - ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 8 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities as of December 31, 2021, 2020 and 2019, consisted of the following:

In Thousands of US Dollars
Description	2021	2020	2019
Accounts payable	$1,273	$1,403	$1,629
Accrued liabilities:
Payroll related liabilities	262	245	225
Other accrued liabilities	23	74	40
Deposit	-	50	-
Total accounts payable and accrued liabilities	$1,558	$1,772	$1,894